Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

		Par	Value
EVENT LINKED BONDS - 18.9% (a)
Canada - 0.1%
Multiperil - 0.1%
MMIFS Re 2025-1 Class A, 5.19% (CORRA + 2.90%), 01/10/2028 (Acquired 1/8/2025, Cost $654,962) (b)(c)(d)	CAD	942,000	$691,773
MMIFS Re 2026-1 Class A, 8.96% (CORRA + 6.67%), 01/08/2029 (Acquired 1/2/2026, Cost $480,577) (b)(c)(d)		660,000	483,882
			1,175,655
Chile - 0.2%
Earthquake - 0.2%
IBRD CAR 131, 8.47% (SOFR + 4.79%), 03/31/2026 (Acquired 3/17/2023 - 2/29/2024, Cost $2,947,086) (b)(c)(d)		$2,946,000	2,953,807
Europe - 0.4%
Earthquake - 0.1%
Azzurro Re II DAC 2024-1 Class A, 8.42% (3 Month EURIBOR + 6.25%), 04/20/2028 (Acquired 3/21/2024, Cost $681,786)(b)(c)(d)	EUR	628,000	747,863
Lion Re DAC 2025-1 Class B, 8.03% (3 Month EURIBOR + 6.00%), 06/15/2029 (Acquired 5/22/2025, Cost $457,909) (b)(c)(d)		406,000	482,818
			1,230,681
Multiperil - 0.1%
Hexagon IV Re 2025-1 Class A, 6.99% (3 Month EURIBOR + 4.96%), 01/22/2030 (Acquired 10/29/2025, Cost $772,523) (b)(c)(d)		666,000	792,524
King Max Re DAC, 7.42% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/8/2023, Cost $833,136) (b)(c)(d)		774,000	927,739
Taranis Re DAC 2023-1 Class A, 11.02% (3 Month EURIBOR + 8.99%), 01/21/2028 (Acquired 11/29/2023, Cost $282,018) (b)(c)(d)		257,000	312,953
			2,033,216
Windstorm - 0.2%
Blue Sky Re DAC 2023-1, 8.19% (3 Month EURIBOR + 6.16%), 01/26/2027 (Acquired 12/11/2023, Cost $379,986) (b)(c)(d)		353,000	431,129
Eiffel Re 2023-1 Class A, 5.61% (3 Month EURIBOR + 3.58%), 01/19/2027 (Acquired 6/22/2023, Cost $1,175,736) (b)(c)(d)		1,073,000	1,289,055
Hexagon IV Re 2023-1 Class A, 10.45% (3 Month EURIBOR + 8.43%), 01/21/2028 (Acquired 11/7/2023, Cost $825,695) (b)(c)(d)		772,000	956,639
			2,676,823
			5,940,720
Global - 1.0%
Cyber - 0.2%
East Lane Re VII 2024-1 Class A, 12.43% (Treasury Money Market Fund + 8.89%), 03/31/2026 (Acquired 12/20/2023, Cost $569,000) (b)(c)(d)		$569,000	572,357
East Lane Re VII 2026-1 Class A, 12.15% (3 Month U.S. Treasury Bill Rate + 8.50%), 03/31/2028 (Acquired 12/22/2025, Cost $621,000) (b)(c)(d)		621,000	620,037
PoleStar Re 2024-3 Class A, 14.12% (Treasury Money Market Fund + 10.59%), 01/07/2028 (Acquired 9/19/2024, Cost $1,682,000) (b)(c)(d)		1,682,000	1,752,644
			2,945,038
Earthquake - 0.1%
3264 Re 2025-1 Class B, 6.52% (Treasury Money Market Fund + 3.00%), 02/07/2028 (Acquired 1/24/2025, Cost $491,000) (b)(c)(d)		491,000	493,872
Ashera Re 2024-1 Class A, 8.71% (Treasury Money Market Fund + 5.19%), 04/07/2027 (Acquired 3/21/2024, Cost $506,000) (b)(c)(d)		506,000	517,841
			1,011,713
Multiperil - 0.7%
3264 Re 2025-1 Class A, 24.77% (Treasury Money Market Fund + 21.25%), 02/07/2028 (Acquired 1/24/2025, Cost $491,000) (b)(c)(d)		491,000	523,848
Aragonite Re 2024-1 Class A, 8.97% (Treasury Money Market Fund + 5.45%), 04/07/2027 (Acquired 3/25/2024, Cost $627,000) (b)(c)(d)		627,000	644,619

1

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

		Par	Value
Multiperil - 0.7% (Continued)
Bridge Street Re 2025-2 Class A, 11.40% (3 Month U.S. Treasury Bill Rate + 7.75%), 01/08/2029 (Acquired 12/22/2025, Cost $1,510,000) (b)(c)(d)		$1,510,000	$1,507,735
Herbie Re 2025-1 Class A, 34.54% (Treasury Money Market Fund + 31.00%), 06/07/2027 (Acquired 5/27/2025, Cost $261,000) (b)(c)(d)		261,000	292,385
Kendall Re 2024-1 Class A, 9.77% (Treasury Money Market Fund + 6.25%), 04/30/2027 (Acquired 4/22/2024, Cost $1,023,000) (b)(c)(d)		1,023,000	1,062,386
Matterhorn Re 2025-1 Class A, 10.53% (Treasury Money Market Fund + 7.00%), 02/04/2028 (Acquired 1/24/2025, Cost $283,000) (b)(c)(d)		283,000	284,613
Matterhorn Re 2025-1 Class B, 15.78% (Treasury Money Market Fund + 12.25%), 02/04/2028 (Acquired 1/24/2025, Cost $432,000) (b)(c)(d)		432,000	440,078
Matterhorn Re SR2020-2 Class A, 5.03% (Treasury Money Market Fund + 1.50%), 01/08/2027 (Acquired 1/29/2020, Cost $1,787,826) (b)(c)(d)(f)		1,787,826	1,430,260
Montoya Re 2022-2 Class A, 16.92% (Treasury Money Market Fund + 13.40%), 04/07/2026 (Acquired 12/8/2022 - 12/5/2024, Cost $479,458) (b)(c)(d)		476,000	484,854
Northshore Re II 2025-1 Class A, 8.53% (Treasury Money Market Fund + 5.00%), 04/07/2028 (Acquired 3/14/2025, Cost $897,000) (b)(c)(d)		897,000	908,257
Ocelot Re 2025-1 Class A, 8.03% (Treasury Money Market Fund + 4.50%), 02/26/2029 (Acquired 2/14/2025, Cost $1,407,000) (b)(c)(d)		1,407,000	1,436,688
Wrigley Re 2023-1 Class A, 9.75% (Treasury Money Market Fund + 6.23%), 08/07/2026 (Acquired 7/14/2023, Cost $507,000) (b)(c)(d)		507,000	517,115
			9,532,838
			13,489,589
Great Britain - 0.2%
Flood - 0.1%
Vision 2039 2025-1 Class A, 9.40% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/06/2028 (Acquired 3/10/2025, Cost $1,282,745) (b)(c)(d)	GBP	996,000	1,364,507
Terrorism - 0.1%
Baltic PCC 2025-1 Class A, 9.55% (3 Month U.S. Treasury Bill Rate + 5.90%), 04/06/2028 (Acquired 3/24/2025, Cost $705,490) (b)(c)(d)(h)		546,000	747,116
			2,111,623
Israel - 0.0% (e)
Earthquake - 0.0% (e)
Turris Re 2025-1 Class A, 5.94% (Treasury Money Market Fund + 2.40%), 01/08/2029 (Acquired 11/28/2025, Cost $687,000) (b)(c)(d)		$687,000	686,347
Japan - 0.2%
Earthquake - 0.1%
Kizuna Re III 2024-1 Class A, 6.40% (3 Month U.S. Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 3/13/2024, Cost $266,000) (b)(c)(d)		266,000	270,123
Nakama Re 2023-1 Class 2, 7.47% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 4/14/2023, Cost $802,000) (b)(c)(d)		802,000	826,341
Nakama Re 2025-1 Class 1, 5.75% (3 Month U.S. Treasury Bill Rate + 2.10%), 04/23/2030 (Acquired 4/11/2025, Cost $268,000) (b)(c)(d)		268,000	269,930
Nakama Re Pte. 2021-1 Class 1, 5.59% (Treasury Money Market Fund + 2.05%), 10/13/2026 (Acquired 2/8/2024, Cost $306,486) (b)(c)(d)		307,000	306,923
			1,673,317
Multiperil - 0.1%
Tomoni Re Pte 2024-1 Class A, 6.79% (Treasury Money Market Fund + 3.25%), 04/05/2028 (Acquired 3/25/2024, Cost $679,000) (b)(c)(d)		679,000	683,617
Tomoni Re Pte 2024-1 Class B, 7.54% (Treasury Money Market Fund + 4.00%), 04/05/2028 (Acquired 3/25/2024, Cost $853,000) (b)(c)(d)		853,000	868,141
			1,551,758
			3,225,075

(Continued)
2

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

		Par	Value
Mexico - 0.3%
Earthquake - 0.2%
IBRD CAR 132 Class A, 7.90% (SOFR + 4.22%), 04/24/2028 (Acquired 4/3/2024, Cost $1,865,000) (b)(c)(d)		$1,865,000	$1,902,860
IBRD CAR 133 Class B, 14.90% (SOFR + 11.22%), 04/24/2028 (Acquired 4/3/2024, Cost $651,000) (b)(c)(d)		651,000	657,640
			2,560,500
Windstorm - 0.1%
IBRD CAR 134 Class C, 17.39% (SOFR + 13.72%), 04/24/2028 (Acquired 4/3/2024, Cost $1,408,000) (b)(c)(d)		1,408,000	1,498,182
IBRD CAR 135 Class D, 15.89% (SOFR + 12.22%), 04/24/2028 (Acquired 5/1/2024, Cost $613,000) (b)(c)(d)		613,000	658,086
			2,156,268
			4,716,768
New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 5/24/2023, Cost $1,325,283) (b)(c)(d)	NZD	2,171,000	1,338,403
United States - 16.4%
Brushfire - 0.3%
Golden Bear Re 2026-1 Class A, 13.40% (3 Month U.S. Treasury Bill Rate + 9.75%), 01/08/2029 (Acquired 12/10/2025, Cost $3,900,000) (b)(c)(d)		$3,900,000	3,900,390
Earthquake - 2.5%
Acorn Re 2023-1 Class A, 7.88% (Treasury Money Market Fund + 4.35%), 11/06/2026 (Acquired 6/22/2023, Cost $1,096,000) (b)(c)(d)		1,096,000	1,113,317
Acorn Re 2024-1 Class A, 6.63% (Treasury Money Market Fund + 3.10%), 11/05/2027 (Acquired 10/25/2024, Cost $1,080,000) (b)(c)(d)		1,080,000	1,095,228
Herbie Re 2022-1 Class A, 17.03% (Treasury Money Market Fund + 13.50%), 01/08/2027 (Acquired 11/18/2022, Cost $392,000) (b)(c)(d)(f)		392,000	409,797
Sutter Re 2023-1 Class B, 10.27% (Treasury Money Market Fund + 6.75%), 06/19/2026 (Acquired 6/6/2023 - 5/3/2024, Cost $1,973,686) (b)(c)(d)		1,973,000	1,995,689
Sutter Re 2023-1 Class E, 13.27% (Treasury Money Market Fund + 9.75%), 06/19/2026 (Acquired 6/6/2023 - 9/26/2023, Cost $2,177,529) (b)(c)(d)		2,177,000	2,223,479
Torrey Pines Re 2023-1 Class A, 8.85% (Treasury Money Market Fund + 5.31%), 06/05/2026 (Acquired 5/18/2023, Cost $1,132,000) (b)(c)(d)		1,132,000	1,137,943
Torrey Pines Re 2024-1 Class A, 9.58% (Treasury Money Market Fund + 6.04%), 06/07/2027 (Acquired 5/17/2024, Cost $1,862,000) (b)(c)(d)		1,862,000	1,935,735
Torrey Pines Re 2024-1 Class B, 10.65% (Treasury Money Market Fund + 7.11%), 06/07/2027 (Acquired 5/17/2024, Cost $1,263,000) (b)(c)(d)		1,263,000	1,310,110
Torrey Pines Re 2024-1 Class C, 12.91% (Treasury Money Market Fund + 9.38%), 06/05/2026 (Acquired 5/17/2024, Cost $598,000) (b)(c)(d)		598,000	606,163
Torrey Pines Re 2025-1 Class A, 7.28% (Treasury Money Market Fund + 3.75%), 06/07/2028 (Acquired 4/25/2025, Cost $913,000) (b)(c)(d)		913,000	935,871
Torrey Pines Re 2025-1 Class B, 8.03% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 4/25/2025, Cost $1,016,000) (b)(c)(d)		1,016,000	1,037,184
Torrey Pines Re 2025-1 Class C, 10.03% (Treasury Money Market Fund + 6.50%), 06/07/2028 (Acquired 4/25/2025, Cost $913,000) (b)(c)(d)		913,000	938,747
Ursa Re 2023-2 Class E, 12.79% (Treasury Money Market Fund + 9.25%), 12/07/2026 (Acquired 10/10/2023, Cost $2,489,000) (b)(c)(d)		2,489,000	2,568,150
Ursa Re 2023-3 Class AA, 9.07% (Treasury Money Market Fund + 5.50%), 12/07/2026 (Acquired 12/1/2023, Cost $2,194,000) (b)(c)(d)		2,194,000	2,243,804
Ursa Re 2023-3 Class D, 12.32% (Treasury Money Market Fund + 8.75%), 12/07/2026 (Acquired 12/1/2023 - 5/17/2024, Cost $2,616,573) (b)(c)(d)		2,614,000	2,694,773
Ursa Re 2025-1 Class F, 11.02% (Treasury Money Market Fund + 7.50%), 02/22/2028 (Acquired 2/10/2025, Cost $2,333,000) (b)(c)(d)		2,333,000	2,361,813
Ursa Re II 2025-1 Class G, 12.53% (Treasury Money Market Fund + 9.00%), 06/07/2028 (Acquired 6/6/2025, Cost $3,086,000) (b)(c)(d)		3,086,000	3,131,981

(Continued)
3

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Earthquake - 2.5% (Continued)
Veraison Re 2023-1 Class A, 10.32% (Treasury Money Market Fund + 6.79%), 03/09/2026 (Acquired 12/14/2022, Cost $760,000) (b)(c)(d)	$760,000	$762,356
Veraison Re 2023-1 Class B, 16.16% (Treasury Money Market Fund + 12.63%), 03/09/2026 (Acquired 12/14/2022, Cost $729,000) (b)(c)(d)	729,000	732,900
Veraison Re 2024-1 Class A, 8.26% (Treasury Money Market Fund + 4.74%), 03/08/2027 (Acquired 1/30/2024 - 2/3/2025, Cost $1,100,705) (b)(c)(d)	1,096,000	1,121,372
Veraison Re 2025-1 Class A, 7.02% (Treasury Money Market Fund + 3.50%), 03/08/2028 (Acquired 1/30/2025, Cost $1,795,000) (b)(c)(d)	1,795,000	1,816,719
Veraison Re 2025-1 Class B, 8.52% (Treasury Money Market Fund + 5.00%), 03/08/2028 (Acquired 1/30/2025, Cost $852,000) (b)(c)(d)	852,000	869,423
Veraison Re 2026-1 Class B, 0.00% (Treasury Money Market Fund + 0.50%), 03/08/2029 (Acquired 1/30/2026, Cost $625,000) (b)(c)(d)	625,000	625,000
Wrigley Re 2023-1 Class B, 10.22% (Treasury Money Market Fund + 6.70%), 08/07/2026 (Acquired 7/14/2023, Cost $1,166,000) (b)(c)(d)	1,166,000	1,183,140
		34,850,694
Fire - 0.0% (e)
Greengrove Re 2025-1 Class A, 11.32% (3 Month U.S. Treasury Bill Rate + 7.75%), 04/07/2028 (Acquired 3/19/2025, Cost $422,000) (b)(c)(d)	422,000	434,112
Flood - 0.4%
FloodSmart Re 2022-1 Class B, 4.02% (Treasury Money Market Fund + 0.50%), 02/26/2029 (Acquired 10/24/2023, Cost $52,645) (b)(c)(d)(f)	52,645	32,903
FloodSmart Re 2024-1 Class A, 17.88% (Treasury Money Market Fund + 14.36%), 03/12/2027 (Acquired 2/29/2024, Cost $4,099,000) (b)(c)(d)	4,099,000	4,363,386
FloodSmart Re 2024-1 Class B, 21.15% (Treasury Money Market Fund + 17.63%), 03/12/2027 (Acquired 2/29/2024, Cost $967,000) (b)(c)(d)	967,000	994,946
		5,391,235
Mortality/Longevity/Disease - 0.2%
Vitality Re XIV 2023 Class A, 7.02% (Treasury Money Market Fund + 3.50%), 01/05/2027 (Acquired 3/7/2024 - 3/14/2024, Cost $632,968) (b)(c)(d)	629,000	637,366
Vitality Re XIV 2023 Class B, 8.02% (Treasury Money Market Fund + 4.50%), 01/05/2027 (Acquired 1/25/2023, Cost $334,000) (b)(c)(d)	334,000	340,329
Vitality Re XV 2024 Class A, 6.02% (Treasury Money Market Fund + 2.50%), 01/07/2028 (Acquired 1/22/2024, Cost $372,000) (b)(c)(d)	372,000	375,329
Vitality Re XV 2024 Class B, 7.02% (Treasury Money Market Fund + 3.50%), 01/07/2028 (Acquired 1/22/2024, Cost $255,000) (b)(c)(d)	255,000	260,062
Vitality Re XVI 2025 Class A, 5.28% (Treasury Money Market Fund + 1.75%), 01/08/2029 (Acquired 1/23/2025, Cost $359,000) (b)(c)(d)	359,000	356,990
Vitality Re XVII 2026 Class B, 5.92% (Treasury Money Market Fund + 2.40%), 01/08/2030 (Acquired 1/22/2026, Cost $257,000) (b)(c)(d)	257,000	256,987
		2,227,063
Multiperil - 5.1%
Aquila Re I 2023-1 Class A-1, 8.91% (Treasury Money Market Fund + 5.34%), 06/08/2026 (Acquired 5/10/2023, Cost $265,000) (b)(c)(d)	265,000	268,154
Aquila Re I 2023-1 Class B-1, 10.83% (Treasury Money Market Fund + 7.26%), 06/08/2026 (Acquired 5/10/2023, Cost $1,079,000) (b)(c)(d)	1,079,000	1,098,530
Aquila Re I 2023-1 Class C-1, 12.40% (Treasury Money Market Fund + 8.83%), 06/08/2026 (Acquired 5/10/2023 - 2/24/2025, Cost $1,533,706) (b)(c)(d)	1,530,000	1,565,266
Aquila Re I 2024-1 Class A-1, 8.92% (Treasury Money Market Fund + 5.39%), 06/07/2027 (Acquired 4/26/2024, Cost $492,000) (b)(c)(d)	492,000	506,563
Aquila Re I 2024-1 Class B-1, 11.88% (Treasury Money Market Fund + 8.35%), 06/07/2027 (Acquired 4/26/2024, Cost $299,000) (b)(c)(d)	299,000	314,922
Baldwin Re 2023-1 Class A, 8.58% (Treasury Money Market Fund + 5.05%), 07/07/2027 (Acquired 6/21/2023, Cost $423,000) (b)(c)(d)	423,000	433,935
Baldwin Re 2025-1 Class A, 7.28% (Treasury Money Market Fund + 3.75%), 07/09/2029 (Acquired 6/16/2025, Cost $1,024,000) (b)(c)(d)	1,024,000	1,044,480

(Continued)
4

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Multiperil - 5.1% (Continued)
Bluebonnet Re 2025-2 Class A, 15.54% (Treasury Money Market Fund + 12.00%), 06/07/2027 (Acquired 5/8/2025, Cost $1,145,000) (b)(c)(d)	$1,145,000	$1,202,422
Bonanza Re 2024-1 Class C, 9.03% (Treasury Money Market Fund + 5.50%), 12/19/2027 (Acquired 12/16/2024, Cost $802,000) (b)(c)(d)	802,000	816,957
Bridge Street Re 2025-1 Class A, 7.54% (Treasury Money Market Fund + 4.00%), 01/07/2028 (Acquired 12/24/2024, Cost $1,018,000) (b)(c)(d)	1,018,000	1,029,503
Commonwealth Re 2025-1 Class A, 7.29% (Treasury Money Market Fund + 3.75%), 07/10/2028 (Acquired 5/30/2025, Cost $912,000) (b)(c)(d)	912,000	935,712
Foundation Re 2023-1 Class A, 9.79% (Treasury Money Market Fund + 6.25%), 01/08/2027 (Acquired 12/19/2023, Cost $968,000) (b)(c)(d)	968,000	992,297
Four Lakes Re 2023-1 Class A, 9.33% (Treasury Money Market Fund + 5.80%), 01/07/2027 (Acquired 12/8/2023, Cost $314,000) (b)(c)(d)	314,000	317,925
Four Lakes Re 2024-1 Class A, 9.03% (Treasury Money Market Fund + 5.50%), 01/07/2028 (Acquired 12/11/2024, Cost $859,000) (b)(c)(d)	859,000	875,579
Four Lakes Re 2024-1 Class B, 11.78% (Treasury Money Market Fund + 8.25%), 01/07/2028 (Acquired 12/11/2024, Cost $341,000) (b)(c)(d)	341,000	346,320
Fuchsia 2 2024-1 Class A, 8.68% (Treasury Money Market Fund + 5.14%), 04/06/2028 (Acquired 12/18/2024, Cost $1,324,000) (b)(c)(d)	1,324,000	1,362,330
Fuchsia 2023-1 Class A, 13.83% (Treasury Money Market Fund + 10.29%), 04/06/2027 (Acquired 12/14/2023, Cost $815,000) (b)(c)(d)	815,000	852,571
Galileo Re 2023-1 Class A, 10.52% (Treasury Money Market Fund + 7.00%), 01/07/2028 (Acquired 12/4/2023, Cost $1,313,000) (b)(c)(d)	1,313,000	1,369,656
Herbie Re 2024-2 Class A, 10.79% (Treasury Money Market Fund + 7.25%), 01/08/2029 (Acquired 12/17/2024, Cost $462,000) (b)(c)(d)	462,000	467,914
Herbie Re 2024-2 Class B, 14.29% (Treasury Money Market Fund + 10.75%), 01/08/2029 (Acquired 12/17/2024, Cost $462,000) (b)(c)(d)	462,000	480,896
Herbie Re 2024-2 Class C, 26.54% (Treasury Money Market Fund + 23.00%), 01/08/2027 (Acquired 12/17/2024, Cost $402,000) (b)(c)(d)	402,000	401,538
High Point Re 2023-1 Class A, 9.17% (Treasury Money Market Fund + 5.64%), 01/06/2027 (Acquired 12/1/2023, Cost $2,582,000) (b)(c)(d)(g)	2,582,000	2,610,531
Hypatia Ltd. 2023-1 Class A, 14.02% (Treasury Money Market Fund + 10.50%), 04/08/2026 (Acquired 3/27/2023, Cost $377,000) (b)(c)(d)	377,000	381,185
Locke Tavern Re 2023-1 Class A, 8.49% (Treasury Money Market Fund + 4.96%), 04/09/2026 (Acquired 3/23/2023 - 8/21/2023, Cost $1,161,570) (b)(c)(d)	1,161,000	1,166,457
Long Point Re IV 2022-1 Class A, 7.78% (Treasury Money Market Fund + 4.25%), 06/01/2026 (Acquired 9/28/2023, Cost $259,956) (b)(c)(d)	261,000	262,383
Merna Re II 2023-1 Class A, 11.90% (Treasury Money Market Fund + 8.38%), 07/07/2026 (Acquired 4/5/2023, Cost $1,066,000) (b)(c)(d)	1,066,000	1,097,021
Merna Re II 2023-2 Class A, 13.99% (Treasury Money Market Fund + 10.47%), 07/07/2026 (Acquired 4/5/2023, Cost $1,279,000) (b)(c)(d)	1,279,000	1,322,230
Merna Re II 2024-1 Class A, 10.99% (Treasury Money Market Fund + 7.47%), 07/07/2027 (Acquired 5/8/2024, Cost $1,379,000) (b)(c)(d)	1,379,000	1,442,503
Merna Re II 2024-2 Class A, 12.27% (Treasury Money Market Fund + 8.75%), 07/07/2027 (Acquired 5/8/2024, Cost $1,758,000) (b)(c)(d)	1,758,000	1,838,428
Merna Re II 2024-3 Class A, 12.01% (Treasury Money Market Fund + 8.49%), 07/07/2027 (Acquired 5/8/2024, Cost $2,931,000) (b)(c)(d)	2,931,000	3,036,223
Merna Re II 2025-3 Class A, 10.54% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 5/14/2025, Cost $1,945,000) (b)(c)(d)	1,945,000	2,040,888
Merna Re II 2025-4 Class A, 11.29% (Treasury Money Market Fund + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $2,004,000) (b)(c)(d)	2,004,000	2,050,593
Mona Lisa Re 2024-1 Class A, 13.28% (Treasury Money Market Fund + 9.75%), 06/25/2027 (Acquired 1/23/2025, Cost $317,507) (b)(c)(d)	299,000	321,096
Mona Lisa Re 2025-1 Class A, 11.53% (Treasury Money Market Fund + 8.00%), 01/08/2029 (Acquired 12/3/2024, Cost $648,000) (b)(c)(d)	648,000	659,016
Mona Lisa Re 2025-1 Class B, 14.03% (Treasury Money Market Fund + 10.50%), 01/07/2028 (Acquired 12/3/2024, Cost $678,000) (b)(c)(d)	678,000	690,543

(Continued)
5

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Multiperil - 5.1% (Continued)
Montoya Re 2025-2 Class A, 8.90% (3 Month U.S. Treasury Bill Rate + 5.25%), 04/09/2030 (Acquired 12/12/2025, Cost $446,000) (b)(c)(d)	$446,000	$445,063
Mountain Re 2023-1 Class A, 10.31% (Treasury Money Market Fund + 6.74%), 06/05/2026 (Acquired 5/24/2023 - 3/5/2024, Cost $805,451) (b)(c)(d)	804,000	818,914
Mystic Re IV 2025-1 Class A, 7.52% (Treasury Money Market Fund + 4.00%), 01/10/2028 (Acquired 12/17/2024, Cost $446,000) (b)(c)(d)	446,000	450,237
Mystic Re IV 2025-1 Class B, 13.77% (Treasury Money Market Fund + 10.25%), 01/10/2028 (Acquired 12/17/2024, Cost $282,000) (b)(c)(d)	282,000	288,951
Mystic Re IV 2025-1 Class C, 17.52% (Treasury Money Market Fund + 14.00%), 01/10/2028 (Acquired 12/17/2024, Cost $714,000) (b)(c)(d)	714,000	660,450
Mystic Re IV 2026-1 Class A, 6.77% (Treasury Money Market Fund + 3.25%), 01/08/2029 (Acquired 12/11/2025, Cost $287,000) (b)(c)(d)	287,000	286,412
Mystic Re IV 2026-1 Class B, 10.42% (Treasury Money Market Fund + 6.90%), 01/08/2029 (Acquired 12/11/2025, Cost $488,000) (b)(c)(d)	488,000	486,438
Residential Re 2019-I Class 12, 3.62% (Treasury Money Market Fund + 0.10%), 06/06/2026 (Acquired 5/8/2019, Cost $84,167) (b)(c)(d)(f)	84,167	38,258
Residential Re 2021-I Class 12, 9.03% (Treasury Money Market Fund + 5.51%), 06/06/2028 (Acquired 7/12/2023, Cost $301,000) (b)(c)(d)(f)	301,000	165,550
Residential Re 2022-I Class 14, 7.52% (Treasury Money Market Fund + 4.00%), 06/06/2026 (Acquired 7/12/2022, Cost $1,989,000) (b)(c)(d)	2,000,000	2,012,200
Residential Re 2023-I Class 13, 14.61% (Treasury Money Market Fund + 11.04%), 06/06/2027 (Acquired 4/28/2023, Cost $1,887,000) (b)(c)(d)(f)	1,887,000	1,037,850
Residential Re 2023-I Class 14, 10.28% (Treasury Money Market Fund + 6.76%), 06/06/2027 (Acquired 4/28/2023 - 9/22/2023, Cost $3,066,372) (b)(c)(d)	3,072,000	3,138,048
Residential Re 2023-II Class 3, 12.24% (Treasury Money Market Fund + 8.70%), 12/06/2027 (Acquired 11/7/2023, Cost $817,000) (b)(c)(d)	817,000	852,907
Residential Re 2023-II Class 5, 9.51% (Treasury Money Market Fund + 5.97%), 12/06/2027 (Acquired 11/7/2023, Cost $1,906,000) (b)(c)(d)	1,906,000	1,992,056
Residential Re 2024-I Class 14, 9.52% (Treasury Money Market Fund + 5.98%), 06/06/2028 (Acquired 4/25/2024, Cost $439,000) (b)(c)(d)	439,000	438,912
Residential Re 2024-II Class 2, 16.94% (Treasury Money Market Fund + 13.42%), 12/06/2028 (Acquired 11/4/2024, Cost $418,000) (b)(c)(d)	418,000	442,641
Residential Re 2024-II Class 3, 10.48% (Treasury Money Market Fund + 6.94%), 12/06/2028 (Acquired 11/4/2024, Cost $1,096,000) (b)(c)(d)	1,096,000	1,122,030
Residential Re 2024-II Class 4, 8.92% (Treasury Money Market Fund + 5.38%), 12/06/2028 (Acquired 11/4/2024, Cost $888,000) (b)(c)(d)	888,000	913,796
Residential Re 2025-I Class 13, 16.54% (3 Month U.S. Treasury Bill Rate + 13.00%), 06/06/2029 (Acquired 5/2/2025, Cost $266,000) (b)(c)(d)	266,000	270,602
Residential Re 2025-I Class 14, 11.29% (3 Month U.S. Treasury Bill Rate + 7.75%), 06/06/2029 (Acquired 5/2/2025, Cost $725,000) (b)(c)(d)	725,000	752,550
Residential Re 2025-I Class 15, 9.27% (3 Month U.S. Treasury Bill Rate + 5.75%), 06/06/2029 (Acquired 5/2/2025, Cost $1,006,000) (b)(c)(d)	1,006,000	1,041,713
Residential Re 2025-II Class 2, 13.77% (Treasury Money Market Fund + 10.25%), 12/06/2029 (Acquired 10/17/2025, Cost $420,000) (b)(c)(d)	420,000	419,181
Residential Re 2025-II Class 5, 6.79% (Treasury Money Market Fund + 3.25%), 12/06/2029 (Acquired 10/17/2025, Cost $420,000) (b)(c)(d)	420,000	417,438
Riverfront Re 2025 Class A, 9.02% (Treasury Money Market Fund + 5.50%), 01/08/2029 (Acquired 4/21/2025, Cost $677,000) (b)(c)(d)	677,000	717,654
Sanders Re II 2024-3 Class A, 7.52% (Treasury Money Market Fund + 3.99%), 04/07/2029 (Acquired 12/10/2024, Cost $1,446,000) (b)(c)(d)(g)	1,446,000	1,470,510
Sanders Re II 2024-3 Class B, 8.89% (Treasury Money Market Fund + 5.36%), 04/07/2029 (Acquired 12/10/2024, Cost $1,475,000) (b)(c)(d)(g)	1,475,000	1,519,471
Sanders Re II 2025-1 Class A, 7.52% (Treasury Money Market Fund + 4.00%), 04/07/2028 (Acquired 3/13/2025, Cost $1,074,000) (b)(c)(d)	1,074,000	1,104,233
Sanders Re II 2025-1 Class A-2, 7.77% (Treasury Money Market Fund + 4.25%), 04/08/2030 (Acquired 3/13/2025, Cost $942,000) (b)(c)(d)	942,000	990,278

(Continued)
6

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Multiperil - 5.1% (Continued)
Sanders Re II 2025-1 Class B-1, 8.02% (Treasury Money Market Fund + 4.50%), 04/07/2028 (Acquired 3/13/2025, Cost $618,000) (b)(c)(d)	$618,000	$633,883
Sanders Re II 2025-1 Class B-2, 8.27% (Treasury Money Market Fund + 4.75%), 04/08/2030 (Acquired 3/13/2025, Cost $1,854,000) (b)(c)(d)	1,854,000	1,955,877
Sanders Re II 2025-2 Class A-1, 10.53% (Treasury Money Market Fund + 7.00%), 06/07/2028 (Acquired 5/22/2025, Cost $304,000) (b)(c)(d)	304,000	317,148
Sanders Re III 2022-1 Class A, 6.87% (Treasury Money Market Fund + 3.34%), 04/07/2026 (Acquired 9/28/2023, Cost $896,210) (b)(c)(d)	900,000	900,540
Sanders Re III 2022-3 Class A, 9.52% (Treasury Money Market Fund + 5.99%), 04/07/2027 (Acquired 12/1/2022, Cost $789,000) (b)(c)(d)(f)	789,000	818,430
Sanders Re III 2023-1 Class A, 9.00% (Treasury Money Market Fund + 5.47%), 04/07/2027 (Acquired 3/24/2023, Cost $423,000) (b)(c)(d)	423,000	434,886
Sanders Re III 2023-1 Class B, 19.37% (Treasury Money Market Fund + 15.84%), 04/07/2027 (Acquired 3/24/2023, Cost $528,000) (b)(c)(d)	528,000	533,834
Sanders Re III 2023-2 Class A, 11.25% (Treasury Money Market Fund + 7.72%), 06/05/2026 (Acquired 5/24/2023, Cost $2,129,000) (b)(c)(d)	2,129,000	2,172,857
Sanders Re III 2024-1 Class A, 9.09% (Treasury Money Market Fund + 5.56%), 04/07/2028 (Acquired 1/16/2024, Cost $1,627,000) (b)(c)(d)	1,627,000	1,699,483
Skyline Re II 2025-1 Class A, 7.15% (3 Month U.S. Treasury Bill Rate + 3.50%), 01/07/2030 (Acquired 12/23/2025, Cost $403,000) (b)(c)(d)	403,000	402,295
Solomon Re 2023-1 Class A, 9.04% (Treasury Money Market Fund + 5.52%), 06/08/2026 (Acquired 6/12/2023, Cost $379,000) (b)(c)(d)	379,000	383,851
Stabilitas Re 2023-1 Class A, 12.01% (Treasury Money Market Fund + 8.48%), 06/05/2026 (Acquired 1/16/2025, Cost $339,557) (b)(c)(d)	336,000	342,048
Titania Re 2024-1 Class A, 9.77% (Treasury Money Market Fund + 6.25%), 11/26/2027 (Acquired 11/14/2024, Cost $566,000) (b)(c)(d)	566,000	570,500
Titania Re 2024-1 Class B, 13.02% (Treasury Money Market Fund + 9.50%), 11/26/2027 (Acquired 11/14/2024, Cost $535,000) (b)(c)(d)	535,000	538,477
Yosemite Re 2025-1 Class A, 10.77% (Treasury Money Market Fund + 7.25%), 06/07/2028 (Acquired 3/18/2025, Cost $497,000) (b)(c)(d)	497,000	524,186
		72,125,205
Windstorm - 7.9%
1886 Re 2025-1 Class A, 8.03% (Treasury Money Market Fund + 4.50%), 07/09/2029 (Acquired 5/15/2025, Cost $427,000) (b)(c)(d)	427,000	443,525
Alamo Re 2023-1 Class A, 12.60% (Treasury Money Market Fund + 9.08%), 06/07/2026 (Acquired 4/12/2023, Cost $2,579,000) (b)(c)(d)	2,579,000	2,642,057
Alamo Re 2024-1 Class A, 10.06% (Treasury Money Market Fund + 6.54%), 06/07/2027 (Acquired 4/4/2024 - 3/12/2025, Cost $3,870,961) (b)(c)(d)	3,865,000	4,039,505
Alamo Re 2024-1 Class B, 11.95% (Treasury Money Market Fund + 8.43%), 06/07/2027 (Acquired 4/4/2024, Cost $4,761,000) (b)(c)(d)	4,761,000	5,028,806
Alamo Re 2024-1 Class C, 15.40% (Treasury Money Market Fund + 11.88%), 06/07/2026 (Acquired 4/4/2024, Cost $3,851,000) (b)(c)(d)	3,851,000	3,983,282
Armor Re II 2024-1 Class A, 13.73% (Treasury Money Market Fund + 10.20%), 05/07/2027 (Acquired 4/11/2024, Cost $1,321,000) (b)(c)(d)	1,321,000	1,406,337
Armor Re II 2024-2 Class A, 12.03% (Treasury Money Market Fund + 8.50%), 01/07/2028 (Acquired 12/11/2024, Cost $548,000) (b)(c)(d)	548,000	579,894
Bayou Re 2023-1 Class A, 15.93% (Treasury Money Market Fund + 12.39%), 05/26/2026 (Acquired 5/11/2023, Cost $750,000) (b)(c)(d)	750,000	774,187
Bayou Re 2023-1 Class B, 22.58% (Treasury Money Market Fund + 19.04%), 05/26/2026 (Acquired 5/11/2023, Cost $1,206,000) (b)(c)(d)	1,206,000	1,268,833
Bayou Re 2024-1 Class A, 11.90% (Treasury Money Market Fund + 8.33%), 04/30/2027 (Acquired 4/18/2024, Cost $1,257,000) (b)(c)(d)	1,257,000	1,319,159
Bayou Re 2024-1 Class B, 22.07% (Treasury Money Market Fund + 18.50%), 04/30/2027 (Acquired 4/18/2024, Cost $419,000) (b)(c)(d)	419,000	453,903
Bayou Re 2025-1 Class A, 10.57% (Treasury Money Market Fund + 7.00%), 05/08/2028 (Acquired 4/21/2025, Cost $992,000) (b)(c)(d)	992,000	996,315

(Continued)
7

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Windstorm - 7.9% (Continued)
Blue Ridge Re 2023-1 Class A, 8.77% (Treasury Money Market Fund + 5.25%), 01/08/2027 (Acquired 11/14/2023, Cost $2,068,000) (b)(c)(d)	$2,068,000	$2,103,156
Blue Ridge Re 2023-1 Class B, 11.51% (Treasury Money Market Fund + 7.99%), 01/08/2027 (Acquired 11/14/2023, Cost $2,518,000) (b)(c)(d)(g)	2,518,000	2,591,400
Blue Ridge Re 2025-1 Class A, 7.02% (Treasury Money Market Fund + 8.00%), 01/08/2029 (Acquired 11/26/2025, Cost $587,000) (b)(c)(d)	587,000	584,799
Blue Ridge Re 2025-1 Class B, 9.52% (Treasury Money Market Fund + 3.50%), 01/08/2029 (Acquired 11/26/2025, Cost $587,000) (b)(c)(d)	587,000	584,270
Blue Ridge Re 2025-1 Class C, 11.52% (Treasury Money Market Fund + 11.00%), 01/08/2029 (Acquired 11/26/2025, Cost $301,000) (b)(c)(d)	301,000	299,269
Blue Ridge Re 2025-1 Class D, 14.52% (Treasury Money Market Fund + 6.00%), 01/08/2029 (Acquired 11/26/2025, Cost $687,000) (b)(c)(d)	687,000	685,557
Bluebonnet Re 2025-1 Class B, 12.02% (Treasury Money Market Fund + 8.50%), 06/07/2028 (Acquired 5/8/2025, Cost $690,000) (b)(c)(d)	690,000	723,568
Bluebonnet Re 2025-1 Class C, 15.27% (Treasury Money Market Fund + 11.75%), 06/07/2028 (Acquired 5/8/2025, Cost $558,000) (b)(c)(d)	558,000	596,362
Cape Lookout Re 2023-1 Class A, 10.72% (Treasury Money Market Fund + 7.20%), 04/28/2026 (Acquired 4/14/2023 - 9/17/2024, Cost $3,446,679) (b)(c)(d)	3,445,000	3,484,962
Cape Lookout Re 2024-1 Class A, 12.23% (Treasury Money Market Fund + 8.70%), 04/05/2027 (Acquired 3/12/2024 - 9/13/2024, Cost $4,184,885) (b)(c)(d)	4,180,000	4,303,101
Cape Lookout Re 2025-1 Class A, 10.42% (Treasury Money Market Fund + 6.90%), 03/13/2028 (Acquired 2/27/2025 - 12/3/2025, Cost $4,155,016) (b)(c)(d)	4,143,000	4,337,100
Charles River Re 2024-1 Class A, 11.20% (Treasury Money Market Fund + 7.63%), 05/10/2027 (Acquired 4/5/2024, Cost $885,000) (b)(c)(d)	885,000	919,028
Chartwell Re 2025-1 Class A, 9.54% (Treasury Money Market Fund + 6.00%), 06/07/2028 (Acquired 5/2/2025, Cost $710,000) (b)(c)(d)	710,000	739,075
Citrus Re 2023-1 Class A, 10.12% (Treasury Money Market Fund + 6.59%), 06/07/2026 (Acquired 4/27/2023, Cost $1,009,000) (b)(c)(d)	1,009,000	1,024,539
Citrus Re 2023-1 Class B, 12.24% (Treasury Money Market Fund + 8.71%), 06/07/2026 (Acquired 4/27/2023, Cost $876,000) (b)(c)(d)	876,000	896,367
Citrus Re 2024-1 Class B, 13.97% (Treasury Money Market Fund + 10.44%), 06/07/2027 (Acquired 3/19/2024, Cost $508,000) (b)(c)(d)	508,000	535,889
Citrus Re 2025-1 Class A, 11.28% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 3/5/2025, Cost $483,000) (b)(c)(d)	483,000	497,152
Citrus Re 2025-1 Class B, 8.03% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 3/5/2025, Cost $410,000) (b)(c)(d)	410,000	424,903
Commonwealth Re 2023-1 Class A, 7.40% (Treasury Money Market Fund + 3.86%), 07/08/2026 (Acquired 6/7/2023, Cost $783,000) (b)(c)(d)	783,000	788,011
Everglades Re II 2024-1 Class A, 14.02% (Treasury Money Market Fund + 10.50%), 05/13/2027 (Acquired 5/15/2024, Cost $2,964,000) (b)(c)(d)	2,964,000	3,078,559
Everglades Re II 2024-1 Class B, 15.02% (Treasury Money Market Fund + 11.50%), 05/13/2027 (Acquired 5/15/2024, Cost $2,980,000) (b)(c)(d)	2,980,000	3,108,289
Everglades Re II 2024-1 Class C, 16.27% (Treasury Money Market Fund + 12.75%), 05/13/2027 (Acquired 5/15/2024, Cost $2,066,000) (b)(c)(d)	2,066,000	2,167,854
Everglades Re II 2025-1 Class A, 12.28% (3 Month U.S. Treasury Bill Rate + 8.75%), 05/19/2028 (Acquired 5/5/2025, Cost $2,126,000) (b)(c)(d)	2,126,000	2,209,127
Everglades Re II 2025-1 Class B, 13.28% (3 Month U.S. Treasury Bill Rate + 9.75%), 05/19/2028 (Acquired 5/5/2025, Cost $1,949,000) (b)(c)(d)	1,949,000	2,033,976
Everglades Re II 2025-1 Class C, 14.78% (3 Month U.S. Treasury Bill Rate + 11.25%), 05/19/2028 (Acquired 5/5/2025, Cost $2,362,000) (b)(c)(d)	2,362,000	2,504,429
Everglades Re II 2025-1 Class D, 16.53% (3 Month U.S. Treasury Bill Rate + 13.00%), 05/19/2028 (Acquired 5/5/2025, Cost $1,418,000) (b)(c)(d)	1,418,000	1,496,699
Fish Pond Re 2024-1 Class A, 7.55% (Treasury Money Market Fund + 4.02%), 01/08/2027 (Acquired 12/22/2023, Cost $842,000) (b)(c)(d)	842,000	853,241
Gateway Re 2023-1 Class A, 17.47% (Treasury Money Market Fund + 13.94%), 02/24/2026 (Acquired 2/3/2023, Cost $2,215,000) (b)(c)(d)	2,215,000	2,231,059

(Continued)
8

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Windstorm - 7.9% (Continued)
Gateway Re 2023-1 Class B, 24.53% (Treasury Money Market Fund + 21.00%), 02/24/2026 (Acquired 2/3/2023, Cost $479,000) (b)(c)(d)(g)	$479,000	$483,119
Gateway Re 2023-3 Class A, 14.41% (Treasury Money Market Fund + 10.88%), 07/08/2026 (Acquired 7/14/2023, Cost $594,000) (b)(c)(d)(g)	594,000	615,919
Gateway Re 2024-1 Class AA, 9.43% (Treasury Money Market Fund + 5.90%), 07/08/2027 (Acquired 3/11/2024, Cost $638,000) (b)(c)(d)	638,000	652,993
Gateway Re 2025-1 Class A, 14.03% (Treasury Money Market Fund + 10.50%), 07/07/2028 (Acquired 2/12/2025, Cost $254,000) (b)(c)(d)	254,000	268,757
Gateway Re 2025-1 Class AAA, 7.78% (Treasury Money Market Fund + 4.25%), 07/07/2028 (Acquired 2/12/2025, Cost $419,000) (b)(c)(d)	419,000	419,943
Gateway Re 2025-1 Class C2, 13.03% (Treasury Money Market Fund + 9.50%), 07/07/2027 (Acquired 2/12/2025, Cost $1,525,000) (b)(c)(d)	1,525,000	1,589,431
Gateway Re 2025-2 Class A, 10.53% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 3/21/2025, Cost $583,000) (b)(c)(d)	583,000	600,782
Gateway Re II 2023-1 Class A, 13.10% (Treasury Money Market Fund + 9.57%), 04/27/2026 (Acquired 4/13/2023, Cost $608,000) (b)(c)(d)	608,000	618,397
Genesee Street Re 2025-1 Class A, 6.78% (3 Month U.S. Treasury Bill Rate + 3.25%), 04/07/2028 (Acquired 4/28/2025, Cost $766,000) (b)(c)(d)	766,000	772,358
Handshake Re 2025-1 Class A, 8.04% (Treasury Money Market Fund + 4.50%), 01/08/2030 (Acquired 12/22/2025, Cost $296,000) (b)(c)(d)	296,000	295,304
Hestia Re 2022-1 Class A, 3.67% (Treasury Money Market Fund + 0.10%), 04/22/2029 (Acquired 2/5/2024, Cost $8,829) (b)(c)(d)(f)	8,829	4,635
Hestia Re 2025-1 Class A, 10.32% (Treasury Money Market Fund + 6.75%), 03/13/2028 (Acquired 2/27/2025, Cost $1,148,000) (b)(c)(d)	1,148,000	1,177,733
Hestia Re 2025-1 Class B, 11.82% (Treasury Money Market Fund + 8.25%), 03/13/2028 (Acquired 2/27/2025, Cost $530,000) (b)(c)(d)	530,000	543,250
Integrity Re 2024-1 Class A, 14.07% (Treasury Money Market Fund + 10.55%), 06/06/2026 (Acquired 3/1/2024, Cost $542,000) (b)(c)(d)	542,000	557,799
Integrity Re 2024-1 Class B, 16.84% (Treasury Money Market Fund + 13.32%), 06/06/2026 (Acquired 3/1/2024, Cost $310,000) (b)(c)(d)	310,000	322,292
Integrity Re 2024-1 Class C, 20.75% (Treasury Money Market Fund + 17.23%), 06/06/2026 (Acquired 3/1/2024, Cost $542,000) (b)(c)(d)	542,000	566,471
Integrity Re 2024-1 Class D, 26.32% (Treasury Money Market Fund + 22.80%), 06/06/2026 (Acquired 3/1/2024, Cost $852,000) (b)(c)(d)	852,000	899,363
Integrity Re III 2025-1 Class A-2, 11.52% (3 Month U.S. Treasury Bill Rate + 8.00%), 06/06/2028 (Acquired 2/21/2025, Cost $317,000) (b)(c)(d)	317,000	326,478
Integrity Re III 2025-1 Class B-2, 13.27% (3 Month U.S. Treasury Bill Rate + 9.75%), 06/06/2028 (Acquired 2/21/2025, Cost $257,000) (b)(c)(d)	257,000	267,331
Integrity Re III 2025-1 Class C, 15.77% (3 Month U.S. Treasury Bill Rate + 12.25%), 06/06/2028 (Acquired 2/21/2025, Cost $786,000) (b)(c)(d)	786,000	825,300
Integrity Re III 2025-1 Class D, 29.15% (3 Month U.S. Treasury Bill Rate + 25.50%), 06/06/2027 (Acquired 2/21/2025, Cost $483,000) (b)(c)(d)	483,000	547,891
Lightning Re 2023-1 Class A, 14.52% (Treasury Money Market Fund + 11.00%), 03/31/2026 (Acquired 3/20/2023 - 4/10/2024, Cost $4,202,402) (b)(c)(d)	4,190,000	4,245,517
Longleaf Pine Re 2024-1 Class A, 21.46% (Treasury Money Market Fund + 17.93%), 05/25/2027 (Acquired 5/10/2024, Cost $1,190,000) (b)(c)(d)	1,190,000	1,289,901
Lower Ferry Re 2023-1 Class A, 8.18% (Treasury Money Market Fund + 4.65%), 07/08/2026 (Acquired 6/23/2023, Cost $456,000) (b)(c)(d)	456,000	460,332
Lower Ferry Re 2023-1 Class B, 9.03% (Treasury Money Market Fund + 5.50%), 07/08/2026 (Acquired 6/23/2023, Cost $1,139,000) (b)(c)(d)	1,139,000	1,157,053
Mayflower Re 2023-1 Class A, 8.57% (Treasury Money Market Fund + 5.05%), 07/08/2026 (Acquired 6/26/2023, Cost $837,000) (b)(c)(d)	837,000	848,216
Mayflower Re 2023-1 Class B, 10.03% (Treasury Money Market Fund + 6.51%), 07/08/2026 (Acquired 6/26/2023, Cost $2,082,000) (b)(c)(d)	2,082,000	2,118,435
Mayflower Re 2024-1 Class A, 8.45% (Treasury Money Market Fund + 4.93%), 07/08/2027 (Acquired 6/21/2024, Cost $650,000) (b)(c)(d)	650,000	667,875
Mayflower Re 2025-1 Class A, 7.02% (3 Month U.S. Treasury Bill Rate + 3.50%), 07/07/2028 (Acquired 5/22/2025, Cost $1,159,000) (b)(c)(d)	1,159,000	1,186,932

(Continued)
9

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Windstorm - 7.9% (Continued)
Meritage Re 2026-1 Class A, 9.15% (3 Month U.S. Treasury Bill Rate + 5.50%), 03/08/2029 (Acquired 12/22/2025, Cost $1,347,000) (b)(c)(d)	$1,347,000	$1,344,037
Merna Re II 2025-1 Class A, 11.29% (Treasury Money Market Fund + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $545,000) (b)(c)(d)	545,000	563,503
Merna Re II 2025-2 Class A, 12.29% (Treasury Money Market Fund + 8.75%), 07/07/2028 (Acquired 5/14/2025, Cost $943,000) (b)(c)(d)	943,000	993,450
Metrocat Re 2023-1 Class A, 9.28% (Treasury Money Market Fund + 5.75%), 05/08/2026 (Acquired 5/12/2023, Cost $321,000) (b)(c)(d)	321,000	324,226
Nature Coast Re 2023-1 Class A, 13.52% (Treasury Money Market Fund + 10.00%), 12/07/2026 (Acquired 11/16/2023, Cost $1,341,000) (b)(c)(d)	1,341,000	1,365,138
Nature Coast Re 2023-1 Class B, 17.02% (Treasury Money Market Fund + 13.50%), 12/07/2026 (Acquired 11/16/2023, Cost $470,000) (b)(c)(d)	470,000	480,081
Nature Coast Re 2024-1 Class A, 18.81% (Treasury Money Market Fund + 15.29%), 06/07/2028 (Acquired 6/17/2024, Cost $469,000) (b)(c)(d)	469,000	523,146
Nature Coast Re 2025-1 Class A, 15.07% (Treasury Money Market Fund + 11.55%), 01/16/2029 (Acquired 12/27/2024, Cost $1,161,000) (b)(c)(d)	1,161,000	1,204,073
Nature Coast Re 2025-2 Class A, 13.27% (Treasury Money Market Fund + 9.75%), 04/10/2029 (Acquired 3/28/2025, Cost $382,000) (b)(c)(d)	382,000	394,281
Palm Re 2024-1 Class A, 13.27% (Treasury Money Market Fund + 9.70%), 06/07/2027 (Acquired 4/4/2024, Cost $928,000) (b)(c)(d)	928,000	972,358
Palm Re 2025-1 Class A, 11.32% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 4/1/2025, Cost $824,000) (b)(c)(d)	824,000	857,166
Purple Re 2023-1 Class A, 16.68% (1 Month Term SOFR + 13.01%), 04/24/2026 (Acquired 4/6/2023, Cost $959,000) (b)(c)(d)	959,000	982,016
Purple Re 2023-2 Class A, 14.15% (Treasury Money Market Fund + 10.58%), 06/05/2026 (Acquired 6/27/2023, Cost $674,000) (b)(c)(d)	674,000	692,872
Purple Re 2024-1 Class A, 12.67% (Treasury Money Market Fund + 9.13%), 06/07/2027 (Acquired 4/2/2024, Cost $2,373,000) (b)(c)(d)	2,373,000	2,488,565
Purple Re 2025-1 Class A, 10.79% (3 Month U.S. Treasury Bill Rate + 7.25%), 06/07/2028 (Acquired 5/6/2025, Cost $650,000) (b)(c)(d)	650,000	681,232
Purple Re 2025-1 Class B, 11.29% (3 Month U.S. Treasury Bill Rate + 7.75%), 06/07/2028 (Acquired 5/6/2025, Cost $709,000) (b)(c)(d)	709,000	731,865
Recoletos Re DAC 2024-1 Class A, 8.65% (3 Month U.S. Treasury Bill Rate + 5.00%), 01/07/2028 (Acquired 12/9/2024, Cost $501,000) (b)(c)(d)	501,000	509,016
Sabine Re 2024-1 Class A, 12.09% (Treasury Money Market Fund + 8.52%), 04/07/2027 (Acquired 3/26/2024, Cost $488,000) (b)(c)(d)	488,000	505,617
Solis Re 2025-1 Class A, 7.04% (Treasury Money Market Fund + 3.50%), 07/07/2028 (Acquired 6/12/2025, Cost $497,000) (b)(c)(d)	497,000	506,841
Windrose Re 2026-1 Class A, 0.00% (Treasury Money Market Fund + 5.25%), 02/13/2029 (Acquired 1/29/2026, Cost $743,000) (b)(c)(d)	743,000	743,000
Winston Re 2024-1 Class A, 13.78% (Treasury Money Market Fund + 10.21%), 02/26/2027 (Acquired 2/14/2024, Cost $927,000) (b)(c)(d)	927,000	975,760
Winston Re 2024-1 Class B, 15.26% (Treasury Money Market Fund + 11.69%), 02/26/2027 (Acquired 2/14/2024, Cost $387,000) (b)(c)(d)	387,000	406,640
Winston Re 2025-1 Class A, 10.07% (Treasury Money Market Fund + 6.50%), 02/21/2028 (Acquired 2/6/2025, Cost $675,000) (b)(c)(d)	675,000	691,504
		112,003,738
		230,932,437
TOTAL EVENT LINKED BONDS (Cost $260,246,076)		266,570,425
QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 68.8% (a)
Participation Notes – 1.6%
Global – 1.6%
Multiperil – 1.6%
Eden Re II 2022-1 Class B, (Acquired 12/17/2021, Cost $19,608) (b)(c)(d)(f)(h)(i)	19,608	37,896
Excelsa Re Ltd., (Acquired 5/7/2025, Cost $17,048,234) (c)(d)(f)(h)(i)	17,021,000	22,004,724

(Continued)
10

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Multiperil – 1.6% (Continued)
Eden Re II 2023-1 Class B, (Acquired 12/22/2022, Cost $5,282) (b)(c)(d)(f)(h)(i)	$5,282	$65,558
Sussex Re 2021-A, (Acquired 12/29/2020, Cost $344,570) (c)(d)(f)(h)(i)	344,570	0
Sussex Re 2022-A, (Acquired 1/5/2022, Cost $1,820,000) (c)(d)(f)(h)	1,820,000	0
Total Participation Notes (Cost $19,237,693)		22,108,178
	SHARES
Preference Shares – 67.2%
Global – 61.9%
Marine/Energy - 0.0% (e)
Kauai (Artex Segregated Account Company), (Acquired 1/7/2016, Cost $19,797,372) (c)(d)(f)(h)	51,394	0
Multiperil – 61.9%
Arenal (Artex Segregated Account Company), (Acquired 5/7/2015 - 12/22/2017, Cost $30,738,112) (c)(d)(f)(h)	165,450	51,826,229
Bowery (Artex Segregated Account Company), (Acquired 9/29/2017, Cost $29,078,495) (c)(d)(f)(h)	200,075	48,977,164
Brighton (Horseshoe Re), (Acquired 6/12/2020, Cost $0) (c)(d)(f)(h)	1,022,526	1,188,551
Cypress (Horseshoe Re), (Acquired 5/31/2017 - 9/29/2017, Cost $3,795,392) (c)(d)(f)(h)(i)	125,090,500	853,492
Emerald Lake (Artex Segregated Account Company), (Acquired 12/16/2015 - 12/17/2018, Cost $28,051,854) (c)(d)(f)(h)(i)	504,899	0
Florblanca (Artex Segregated Account Company), (Acquired 12/29/2016 - 12/21/2017, Cost $11,047,610) (c)(d)(f)(h)	77,550	18,925,841
Harambee Re 2019, (Acquired 12/21/2018, Cost $0) (c)(d)(f)(h)(i)	2,199	0
Hatteras (Artex Segregated Account Company), (Acquired 12/30/2014 - 4/11/2019, Cost $48,163,336) (c)(d)(f)(h)	58,673	55,838,014
Hudson Charles (Mt. Logan Re), (Acquired 1/2/2014 - 1/20/2026, Cost $30,133,389) (c)(d)(f)(h)	30,133	30,649,308
Hudson Charles 2 (Mt. Logan Re), (Acquired 3/31/2017 - 4/22/2025, Cost $42,034,034) (c)(d)(f)(h)	42,034	68,680,253
Iseo (Artex Segregated Account Company), (Acquired 9/8/2017, Cost $0) (c)(d)(f)(h)(i)	183,543	0
Kensington (Horseshoe Re), (Acquired 8/16/2018 - 8/11/2020, Cost $0) (c)(d)(f)(h)	954,585	570,595
Latigo (Artex Segregated Account Company), (Acquired 1/6/2014 - 11/1/2018, Cost $16,290,758) (c)(d)(f)(h)	473	27,760,450
Madison (Artex Segregated Account Company), (Acquired 12/12/2016 - 2/3/2020, Cost $30,995,208) (c)(d)(f)(h)	97,141	26,133,720
Magnolia (Artex Segregated Account Company), (Acquired 6/20/2024, Cost $24,436,480) (c)(d)(f)(h)	24,436	48,161,980
Mohonk (Artex Segregated Account Company), (Acquired 12/24/2013 - 4/11/2019, Cost $49,717,014) (c)(d)(f)(h)	103	58,318,575
Mulholland (Artex Segregated Account Company), (Acquired 12/26/2013 - 12/31/2015, Cost $566,731) (c)(d)(f)(h)	114	126,871
Pelham (Horseshoe Re), (Acquired 1/2/2018 - 4/25/2018, Cost $18,089,495) (c)(d)(f)(h)	264,553	6,862,945
Peregrine LCA, (Acquired 12/28/2018 - 6/7/2019, Cost $12,768,157) (c)(d)(f)(h)	2,252,060	40,875,258
Peregrine LCA2, (Acquired 1/9/2024, Cost $29,902,397) (c)(d)(f)(h)	2,990,240	43,216,294
Rondout (Artex Segregated Account Company), (Acquired 7/15/2019, Cost $16,962,302) (c)(d)(f)(h)	48,289	56,229,191
Sheepshead (Horseshoe Re), (Acquired 6/12/2020, Cost $0) (c)(d)(f)(h)	969,034	1,694,892
St. Kevins (Artex Segregated Account Company), (Acquired 12/29/2016 - 6/27/2018, Cost $22,107,500) (c)(d)(f)(h)	42,944	3,831,444
Thopas Re Ltd. 2024-2 (S), (Acquired 6/26/2024 - 6/30/2025, Cost $34,865,609) (c)(d)(f)(h)	348,656	47,761,454
Viribus Re 2018, (Acquired 12/22/2017, Cost $0) (c)(d)(f)(h)(i)	265,173	0
Viribus Re 2019, (Acquired 12/26/2018 - 10/23/2020, Cost $507,130) (c)(d)(f)(h)(i)	526,336	7,992
Woodside (Horseshoe Re), (Acquired 6/12/2020, Cost $0) (c)(d)(f)(h)	1,012,875	901,611
Yoho (Artex Segregated Account Company), (Acquired 5/17/2016 - 6/5/2020, Cost $46,258,424) (c)(d)(f)(h)(i)	357,363	1,747,056
Yorkville (Artex Segregated Account Company), (Acquired 5/31/2019 - 6/3/2020, Cost $95,132,000) (c)(d)(f)(h)	143,394	231,249,519
		872,388,699
		872,388,699

(Continued)
11

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	SHARES	VALUE
United States – 5.3%
Multiperil - 5.3%
Greenshoots Re 2025-B, (Acquired 3/28/2025, Cost $10,000,000) (c)(d)(f)(h)(i)	$10,000	$13,143,021
Seawall Re Ltd 2025-B, (Acquired 7/18/2025, Cost $16,478,400) (c)(d)(f)(h)(i)	6,866	22,765,897
SR0005 (Horseshoe Re), (Acquired 4/15/2016, Cost $6,360,627) (c)(d)(f)(h)(i)	6,966,774	0
Trouvaille Re Ltd., (Acquired 3/25/2024 - 3/26/2025, Cost $24,115,990) (c)(d)(f)(h)(i)	135	38,502,661
		74,411,579
Windstorm - 0.0% (e)
Riverdale (Horseshoe Re), (Acquired 6/10/2020, Cost $10,881,807) (c)(d)(f)(h)(i)	251,610	0
SR0006 (Horseshoe Re), (Acquired 8/9/2016, Cost $2,086,571) (c)(d)(f)(h)(i)	39,381,541	71,950
		71,950
		74,483,529
Total Preference Shares (Cost $711,362,194)		946,872,228
TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $730,599,887)		968,980,406
LIMITED LIABILITY PARTNERSHIPS - 1.6%
Point Dume LLP (d)(f)(h)(i)(j)		22,945,437
TOTAL LIMITED LIABILITY PARTNERSHIPS (Cost $10,021,976)		22,945,437
SHORT-TERM INVESTMENTS – 10.3%
Money Market Funds – 10.3%
MSILF Government Portfolio - Institutional Class, 4.77% (k)	72,515,975	72,515,975
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 4.69% (k)	72,368,004	72,368,004
TOTAL SHORT-TERM INVESTMENTS (Cost $144,883,979)		144,883,979
TOTAL INVESTMENTS – 99.6% (Cost $1,156,842,152)		1,403,380,246
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		5,720,812
TOTAL NET ASSETS - 100.0%		$1,409,101,058

Percentages are stated as a percent of net assets.
Par amounts stated in USD unless otherwise indicated.
CORRA - Canada Overnight Repo Rate Average
EURIBOR - Euro Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
NZD - New Zealand Dollar
(a)	Country shown is geographic area of peril risk.
(b)
Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2026 was $266,673,879 which represented 18.9% of the Fund’s net assets.

(c)	Security is restricted as to resale.
(d)
Foreign issued security. Total foreign securities by country of domicile are $1,258,496,267. Foreign concentrations as a percentage of net assets are as follows: Bermuda: 85.6%, Great Britain 1.9% Cayman Islands: 0.7%, Supranational: 0.5%, Singapore: 0.3% and Ireland: 0.3%.

(e)	Rounds to zero.
(f)	Value determined using significant unobservable inputs.
(Continued)
12

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

(g)	Step coupon bond. The rate disclosed is as of January 31, 2026.
(h)
Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. As of January 31, 2026, the fair value of these securities total $992,672,959 or 70.4% of the Fund’s net assets.

(i)	Non-income producing security.
(j)
The partnership, a subsidiary of Point Dume Holdings Ltd, is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed.

(k)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
13

Notes to Consolidated Financial Statements	as of January 31, 2026 (Unaudited)
1. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services - Investment Companies.
a. Investment Valuation and Fair Value Measurement
The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the "Adviser") to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:
With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).
Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.
Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.
Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.
Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable
14

Notes to Consolidated Financial Statements	as of January 31, 2026 (Unaudited)
by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
15

Notes to Consolidated Financial Statements	as of January 31, 2026 (Unaudited)
There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of January 31, 2026. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Canada	$—	$1,175,655	$—	$1,175,655
Chile	—	2,953,807	—	2,953,807
Europe	—	5,940,720	—	5,940,720
Global	—	12,059,329	1,430,260	13,489,589
Great Britain	—	2,111,623	—	2,111,623
Israel	—	686,347	—	686,347
Japan	—	3,225,075	—	3,225,075
Mexico	—	4,716,768	—	4,716,768
New Zealand	—	1,338,403	—	1,338,403
United States	—	228,425,014	2,507,423	230,932,437
Total Event-Linked Bonds	—	262,632,741	3,937,683	266,570,424
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	22,108,178	22,108,178
Preference Shares
Global(1)(2)	—	—	872,388,699	872,388,699
United States(1)(2)	—	—	74,483,529	74,483,529
Total Preference Shares	—	—	946,872,228	946,872,228
Total Quota Shares and Other Reinsurance-Related Securities	—	—	968,980,406	968,980,406
Limited Liability Partnership(2)	—	—	22,945,437	22,945,437
Money Market Funds	144,883,979	—	—	144,883,979
Total Assets	$ 144,883,979	$ 262,632,741	$ 995,863,526	$ 1,403,380,246

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.
Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2026:

	Event- Linked Bonds	Participation Notes	Preference Shares	Limited Liability Partnership
Beginning Balance - November 1, 2025	$2,570,438	$ 20,519,918	$ 938,600,222	$ 19,345,356
Acquisitions	—	—	7,166,649	—
Dispositions	(102,752)	—	—	—
Realized gains (losses)	(2,546,928)	—	166,423	—
Return of capital	—	—	(27,653,850)	—
Change in unrealized appreciation	2,623,148	1,588,260	28,592,784	3,600,081
Transfers out of Level 3	—	—	—	—
Transfers into Level 3	1,393,777	—	—	—
Ending Balance - January 31, 2026	$3,937,683	$22,108,178	$ 946,872,228	$ 22,945,437

As of January 31, 2026, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $76,614 for Event-Linked Bonds, $1,588,260 for Participation Notes, $28,925,227 for Preference Shares, and $3,600,081 for Limited Liability Partnerships.
16

Notes to Consolidated Financial Statements	as of January 31, 2026 (Unaudited)
Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and estimated reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2026.

Type of Security	INDUSTRY	FAIR VALUE AT 1/31/26	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Event-Linked Bonds	Financial Services	$747,116	Insurance industry model	Estimated losses:	$0.0MM-$0.0MM	$0.0MM
				Estimated premiums earned:	$0.0MM-$0.0MM	$0.0MM
Participation Notes	Financial Services	$22,108,178	Insurance industry model	Estimated losses:	$0.2MM-$1.2MM	$1.0MM
				Estimated premiums earned:	$0.5MM-$9.2MM	$9.1MM
Preference Shares	Financial Services	$946,872,228	Insurance industry model	Estimated losses:	$0.0MM-$87.4MM	$7.8MM
				Estimated premiums earned:	$0.0MM-$90.4MM	$37.0MM
Limited Liabilty Partnership	Financial Services	$22,945,437	Insurance industry model	Estimated losses:	$0.0MM-$25.6MM	$15.0MM
				Estimated premiums earned:	$0.0MM-$47.7MM	$34.6MM

(1)	Weighted by relative fair value
The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board and have a value equal to $3,190,567 for Event-Linked Bonds.
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